Equity - Other contributed equity - Additional Information (Detail) - shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Nov. 17, 2017	Nov. 30, 2016	Oct. 31, 2016	Sep. 14, 2016	Sep. 05, 2016	Jul. 01, 2016
Statement of changes in equity [abstract]
Number of ordinary shares issued	48,409,621	483,287,914	(434,958,293)	80,000		20,000,000	400,000	429,733,982
Number of ordinary shares available for conversion	1,865,000				16,000,000
Percentage of capital acquired by third party for early conversion of convertibles notes		50.00%
Number of convertible note may be converted into ordinary shares	1,856,000